Financial Instruments (Details 4) - Uf [Member] - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Banco Santander [Member] | Fifteenth March Two Thousand And Thirty Two [Member]
IfrsStatementLineItems [Line Items]
Nature of risks covered	Flow by exchange rate on bonds payable	Flow by exchange rate on bonds payable
Maturity	03-15-2032	03-15-2032
Banco Santander [Member] | Fifteenth March Two Thousand And Thirty Two [Member] | Fair Value Of Net Asset [Member]
IfrsStatementLineItems [Line Items]
Financial assets and liabilities, at fair value	$ 10,588,889	$ 7,188,814
Banco Santander [Member] | Fifteenth March Two Thousand And Thirty Two [Member] | Financial Rights [Member]
IfrsStatementLineItems [Line Items]
Financial assets and liabilities, at fair value	87,694,316	83,301,885
Banco Santander [Member] | Fifteenth March Two Thousand And Thirty Two [Member] | Loan commitments [member]
IfrsStatementLineItems [Line Items]
Financial assets and liabilities, at fair value	$ 77,105,427	$ 76,113,071
Banco Santander [Member] | Sixth Junuary Two Thousand And Twenty Sevan [Member]
IfrsStatementLineItems [Line Items]
Nature of risks covered	Flow by exchange rate on bonds payable
Maturity	06-01-2027	06-01-2027
Banco Santander [Member] | Sixth Junuary Two Thousand And Twenty Sevan [Member] | Fair Value Of Net Asset [Member]
IfrsStatementLineItems [Line Items]
Financial assets and liabilities, at fair value	$ 11,925,700	$ 17,791,958
Banco Santander [Member] | Sixth Junuary Two Thousand And Twenty Sevan [Member] | Financial Rights [Member]
IfrsStatementLineItems [Line Items]
Financial assets and liabilities, at fair value	44,539,403	71,789,705
Banco Santander [Member] | Sixth Junuary Two Thousand And Twenty Sevan [Member] | Loan commitments [member]
IfrsStatementLineItems [Line Items]
Financial assets and liabilities, at fair value	$ 32,613,703	$ 53,997,747
Scotiabank Chile [Member] | Sixth Junuary Two Thousand And Twenty Five [Member]
IfrsStatementLineItems [Line Items]
Nature of risks covered		Flow by exchange rate on bonds payable
Maturity		06-01-2025
Scotiabank Chile [Member] | Sixth Junuary Two Thousand And Twenty Five [Member] | Fair Value Of Net Asset [Member]
IfrsStatementLineItems [Line Items]
Financial assets and liabilities, at fair value		$ (1,429,861)
Scotiabank Chile [Member] | Sixth Junuary Two Thousand And Twenty Five [Member] | Financial Rights [Member]
IfrsStatementLineItems [Line Items]
Financial assets and liabilities, at fair value		18,426,380
Scotiabank Chile [Member] | Sixth Junuary Two Thousand And Twenty Five [Member] | Loan commitments [member]
IfrsStatementLineItems [Line Items]
Financial assets and liabilities, at fair value		$ 19,856,241
Scotiabank Chile [Member] | Sixth February Two Thousand And Twenty Five [Member]
IfrsStatementLineItems [Line Items]
Nature of risks covered		Flow by exchange rate on bonds payable
Maturity		06-02-2025
Scotiabank Chile [Member] | Sixth February Two Thousand And Twenty Five [Member] | Fair Value Of Net Asset [Member]
IfrsStatementLineItems [Line Items]
Financial assets and liabilities, at fair value		$ 1,075,101
Scotiabank Chile [Member] | Sixth February Two Thousand And Twenty Five [Member] | Financial Rights [Member]
IfrsStatementLineItems [Line Items]
Financial assets and liabilities, at fair value		11,404,060
Scotiabank Chile [Member] | Sixth February Two Thousand And Twenty Five [Member] | Loan commitments [member]
IfrsStatementLineItems [Line Items]
Financial assets and liabilities, at fair value		$ 10,328,959